Share Capital and Public Offerings (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital and Public Offerings [Abstract]
Schedule of Common Share Warrant Activity	The following table summarizes the common share warrant activity for the six-month periods period ended June 30, 2024:
Balance at January 1, 2024	476,128
Issuances	99,750
Exercises	—
Balance at June 30, 2024	575,878

Schedule of Stock Option Activity	The following table summarizes total stock option activity for the six-month period ended June 30, 2024:
	Number of Options	Weighted Average Exercise Price

Balance at December 31, 2023	46,593	$42.80
Granted	—	—
Exercised	—	—
Expired/cancelled	(7,720)	$37.75
Balance at June 30, 2024	38,873	$42.39
Options vested and exercisable	18,367
Options expected to vest	20,506

Schedule of Unvested Stock Option	The following table summarizes unvested stock option activity for the six-month period ended June 30, 2024:
	Non-Vested Options	Weighted Average Grant date Fair Value

Balance at December 31, 2023	35,354	$15.60
Granted	—
Vested	(7,128)	$9.36
Forfeited	(7,720)	$22.64
Balance at June 30, 2024	20,506	$15.03